Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Other than temporary impairment of cost investments	$ 2,000,000
Other than temporary impairment for equity method investments	2,600,000	4,800,000	6,500,000
Notional amount	2,500,000,000
Fair value of interest rate swaps	$ 76,900,000	$ 159,100,000